Schedule of Restricted Cash and Cash Equivalents (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 1	$ 260,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 2	260,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 3	10,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 4	10,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 5	50,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 6	50,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 7	150,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 8	150,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 9	400,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 10	325,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 11	2,125,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 12	2,125,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 13	2,995,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 14	$ 2,920,000